Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000029800 | FR_544532HR8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029800 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029800 | FR_120827EA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029800 | FR_13063DZX9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029800 | FR_13063ECN4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029800 | FR_13077DUL4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029800 | FR_5446466P2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029800 | FR_345105HY9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029800 | FR_842469CC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029800 | FR_79766DMT3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029800 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029800 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000255077 | FR_544532HR8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255077 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255077 | FR_120827EA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255077 | FR_13063DZX9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255077 | FR_13063ECN4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255077 | FR_13077DUL4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255077 | FR_5446466P2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255077 | FR_345105HY9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255077 | FR_842469CC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255077 | FR_79766DMT3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255077 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000122571 | FR_544532HR8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122571 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122571 | FR_120827EA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122571 | FR_13063DZX9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122571 | FR_13063ECN4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122571 | FR_13077DUL4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122571 | FR_5446466P2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122571 | FR_345105HY9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122571 | FR_842469CC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122571 | FR_79766DMT3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122571 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122571 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000174633 | FR_544532HR8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174633 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174633 | FR_120827EA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174633 | FR_13063DZX9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174633 | FR_13063ECN4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174633 | FR_13077DUL4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174633 | FR_5446466P2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174633 | FR_345105HY9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174633 | FR_842469CC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174633 | FR_79766DMT3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174633 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174633 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000029803 | FR_544532HR8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029803 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029803 | FR_120827EA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029803 | FR_13063DZX9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029803 | FR_13063ECN4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029803 | FR_13077DUL4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029803 | FR_5446466P2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029803 | FR_345105HY9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029803 | FR_842469CC0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029803 | FR_79766DMT3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029803 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029803 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000029792 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029792 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000029792 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029792 | California
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029792 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029792 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029792 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029792 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029792 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029792 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029792 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029792 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000029792 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255076 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255076 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000255076 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000255076 | California
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255076 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000255076 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255076 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255076 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255076 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255076 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255076 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255076 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000255076 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122570 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000122570 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122570 | California
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000122570 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122570 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122570 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122570 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122570 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122570 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122570 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122570 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000122570 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174632 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174632 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000174632 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174632 | California
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174632 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174632 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174632 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174632 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174632 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174632 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174632 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174632 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000174632 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029795 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029795 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000029795 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029795 | California
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029795 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029795 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029795 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029795 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029795 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029795 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029795 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029795 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000029795 | LongMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	3.60%